Summary of Significant Accounting Policies - Analysis of Different Types of Revenues (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Segment Reporting [Abstract]
Subscription revenue	$ 98,189	$ 86,733	$ 51,055
Advertising revenue	38,378	48,028	61,795
Other internet value-added services	46,320	45,483	35,350
Total	$ 182,887	$ 180,244	$ 148,200